United States Securities
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2000

Check here if Amendment [  ]; Amendment Number:
	This Amendment (Check only one):  [  ] is a restatement.
					  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Quantitative Advisors, Inc.
Address:		55 Old Bedford Road
		Lincoln, MA  01773


Form 13F File Number: 	28-	4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:		Frederick S. Marius
Title:		President and General Counsel
Phone:		(781) 259-1144

Signature, Place, and Date of Signing;

	/s/Frederick S. Marius			Lincoln, MA			February 9, 2001
	      [Signature]		    [City, State]		    [Date]

Report Type (Check only one.):

[  X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by another manager(s).)

[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Column 1	Column 2	Column 3	Column 4	Column 5	Column 6	Column 7	Column 8
Name of Issuer	Title of Class	Cusip	         Value        SHRS OR SH PUT    Investment	Other		Voting Authority
							      PRN  AMT PRN CALL	Discretion	Managers	Sole	Shared	None
COMPANIA DE
TELECOM DE
CHILE		ADR		204449300	   54		4,110	SH	OTHER				SHARED
RELIANCE
INDS LTD	GDR 144A	759470107	   13		800	SH	OTHER				SHARED
LABORATORIO
CHILE SA	ADR		50540H104	   89	 	5,000	SH	OTHER				SHARED
BANCO SANTANDER
CHILE		ADR SERIES A	05965F108	  145		9,600	SH	OTHER				SHARED
RANBAXY
LABORATORIES
LTD		SHS GLOBAL	Y7187Y116	   54		4,100	SH  	OTHER				SHARED
ITC LTD		GDR		443809900	   92	 	4,800	SH	OTHER				SHARED
EMPRESA
NACIONAL DE
ELEC		ADR		29244T101	  114	 	10,539	SH	OTHER				SHARED
ENERSIS S A 	ADR		29274F104	   72		4,138	SH	OTHER				SHARED
ORBOTECH LTD	COM		M75253100	   44		1,200	SH	OTHER				SHARED
HUANENG POWER	ADR SERIES N	443304100	  124		6,600	SH	OTHER				SHARED
BAJAJ AUTO LTD	COM		Y0546X127	   92		4,800	SH	OTHER				SHARED
VTECH HLDGS	COM		692856909	1,072		151,015	SH	OTHER				SHARED
METHANEX CORP	COM		59151K108	   45		7,000	SH	OTHER				SHARED
TAIWAN
SEMICNDCTR MFG
CO LTD		ADR		874039100	   86		5,000	SH	OTHER				SHARED
INFOSYS
TECHNOLOGIES
LTD 		ADR		456788108	   92		1,000	SH	OTHER				SHARED
STATE BK INDIA	GDR		856552203	   72		9,000	SH	OTHER				SHARED
MORGAN STANLEY
CAP DEL LLC	OPALS		616917647	  539		6,800	SH	OTHER				SHARED
GILAT SATELLITE
NETWORKS LTD	SHS		M51474100	   12		500	SH	OTHER				SHARED
CHECK POINT
SOFTWARE	SHS		M22465104	  160		1,200	SH	OTHER				SHARED
WIPRO LTD	ADR		97651M109	   85		1,700	SH	OTHER				SHARED
GALILEO
TECHNOLOGY LTD	SHS		M47298100	   40		3,000	SH	OTHER 				SHARED
UNITED
MICROELECTRONICS
CORP		ADR		910873207	   82		10,000	SH	OTHER				SHARED
SATYAM INFOWAY
LTD		ADR		804099109	   29		8,000	SH	OTHER				SHARED
MAHANAGAR TELEP
NI		GDR		559778204	   85		11,000	SH	OTHER				SHARED
BILLITON	ORD		005665906	  343		133,000	SH	OTHER				SHARED
GSI LUMONICS
INC		COM		36229U102	  131		16,400	SH	OTHER		 		SHARED
ASTRZENECA	ORD		098952906	  192		5,700	SH	OTHER				SHARED
HBSC HLDGS	ORD		054052907	  301		30,600	SH	OTHER				SHARED
BP AMOCO	ORD		079805909	  206		38,200	SH	OTHER				SHARED
VODAFONE GROUP	ORD		071921001	  447		182,200	SH	OTHER				SHARED
ALPHARMA INC	CLASS A		020813101	  223		5,100	SH	OTHER				SHARED
BIOVAIL CORP	COM		09067J109	  229		5,900	SH	OTHER				SHARED
ELAN PLC	ADR		284131208	  285		6,100	SH	OTHER				SHARED
SCHLUMBERGER
LTD		COM		806857108	  167		2,100	SH	OTHER				SHARED
ALCATEL ALSTHOM	ADR		013904305	  369		6,600	SH	OTHER				SHARED


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	            0

Form 13F Information Table Entry Total:	           36

Form 13F Information Table Value Total:           $        6,135
	          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE